Submission	Oct. 10, 2025
Submission [Line Items]
Central Index Key	0000101538
Registrant Name	UNITED STATES ANTIMONY CORPORATION
Form Type	S-3MEF
Submission Type	S-3MEF
Fee Exhibit Type	EX-FILING FEES
Issuer Name	UNITED STATES ANTIMONY CORPORATION